United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F   COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, July 28, 2008
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $210,778

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									Form 13-F INFORMATION TABLE

			                                        Value	Shares/	SH/  Put/  Invstmt Other  Vtg Auth
Name of Issuer     	        Title of Class	Cusip	       (x1000)	Prn/Amt	PR   Call  Disc	   Mgrs	  Sole

ADVANCED SEMICONDUCTOR ENGR 	Sponsored ADR	00756M404	7042	1582500	SH	    sole	  1582500
***ALCATEL-LUCENT SPONSORED ADR	SPONSORED ADR	013904305	5901	 977000	SH	    sole	   977000
AMKOR TECHNOLOGY INC	        com	        031652100	3446	 331000	SH	    sole	   331000
ANADARKO PETROLEUM CORP	        com	        032511107	4924	  65800	SH	    sole	    65800
APACHE CORP	                com		037411105	3336	  24000	SH	    sole	    24000
ARRIS GROUP INC          	com	        04269Q100	6717	 794900	SH	    sole	   794900
BJ SERVICES CO	                com	        055482103	3769	 118000	SH	    sole	   118000
***BARRICK GOLD CORP	        com	        067901108	4359	  95800	SH	    sole	    95800
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108	7435	 882000	SH     	    sole	   882000
CHESAPEAKE ENERGY CORP	        com	        165167107	6464	  98000	SH	    sole	    98000
***CHICAGO BRIDGE & IRON CO MV	ny registry sh	167250109	6849	 172000	SH	    sole	   172000
DEVON ENERGY CORP	        com	        25179M103	2884	  24000	SH	    sole	    24000
DIAMOND OFFSHORE DRILLING INC	com	        25271C102	2532	  18200	SH	    sole	    18200
DYCOM INDUSTRIES INC	        com	        267475101	6042	 416100	SH          sole	   416100
EMC CORP-MASS	                com	        268648102	5861	 399000	SH	    sole	   399000
ENSCO INTERNATIONAL INC	        com	        26874Q100	4852	  60100	SH	    sole	    60100
***ERICSSON L M TEL CO  	ADR B SEK 10	294821608	7388	 710400	SH	    sole	   710400
FLUOR CORP NEW             	com	        343412102	7108	  38200	SH	    sole	    38200
***GOLDCORP INC NEW-CL B  	com	        380956409	4312	  93400	SH	    sole	    93400
MARKET VECTORS ETF TR    	Gold Miner ETF	57060U100	4689	  96500	SH	    sole	    96500
MCDERMOTT INTERNATIONAL INC	com      	580037109	6226	 100600	SH	    sole	   100600
MICRON TECHNOLOGY INC	        com     	595112103	5485	 914200	SH	    sole	   914200
***NORTEL NETWORKS CORP	        com new  	656568508	6298	 770000	SH	    sole	   770000
POWERWAVE TECHNOLOGIES INC	com 	        739363109	1908	 448900	SH	    sole	   448900
POWERSHS DB MULTI SECT COMM 	TR DB AG FD	73936B408	7505	 184500	SH	    sole	   184500
SPDR GOLD TRUST	                SPDR GOLD TR	78463V107      11845	 129600	SH	    sole	   129600
SPRINT NEXTEL CORPORATION	com ser 1	852061100	3178	 334500	SH	    sole	   334500
***STMICROELECTRONICS NV 	NY registry   	861012102	5427	 525400	SH	    sole	   525400
UNISYS CORP FORMERLY BURROUGHS  com	        909214108	4148	1050000	SH	    sole	  1050000
UTSTARCOM INC	                com	        918076100      19528	3570000	SH	    sole	  3570000
VISHAY INTERTECHNOLOGY INC	com	        928298108	6001	 676500	SH	    sole	   676500
WESTERN DIGITAL CORP	        com	        958102105	7234	 209500	SH	    sole	   209500
***YAMANA GOLD INC	        com	        98462Y100	4166	 251900	SH	    sole	   251900
CHIPMOS TECHNOLOGIES BERMUDA LTDshs	        G2110R106	7226	2230400	SH	    sole	  2230400
SEAGATE TECHNOLOGY HOLDINGS	shs	        G7945J104	6194	 323800	SH	    sole	   323800
TRANSOCEAN INC.            	shs     	G90073100	2499	  16400	SH	    sole	    16400

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